Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the “Company”)

8200 Jones Branch Drive

McLean, VA 22102

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company (as the engaging party), Banc of America Merrill Lynch Commercial Mortgage Inc. and BofA Securities, Inc., who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations included in the Final Data File (defined below). The procedures were performed with respect to the Freddie Mac Structured Pass-Through Certificates, Series K-169 and Multifamily Mortgage Pass-Through Certificates, Series 2025-K169 (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 59 mortgage loans (the “Mortgage Loan Assets”) secured by 59 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of March 1, 2025.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 18, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	K169 Red Data Tape.xlsx (provided on February 18, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

•	The term “Methodologies” refers to the instructions provided by the Company pertaining to a Specified Attribute, as described in Exhibit C.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Cash Management Agreement” refers to a signed cash management agreement, and/or any riders thereof.

•	The phrase “Commitment Letter” refers to the Freddie Mac loan summary presenting loan terms and fees.

•	The phrase “CRA Report” refers to the listing, which summarizes the number of affordable low income units less than or equal to 80%, 60% and 50% of Area Median Income (AMI) for each property and all properties qualifying as green advantage, as tracked internally by the Company.

•	The phrase “Cross Collateralization Agreement” refers to the signed cross collateralization agreement, and/or any riders thereof.

•	The phrase “Engineering Report” refers to a signed property condition assessment document, post construction analysis report, or physical risk report.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.

•	The phrase “Fee Schedule” refers to the documentation for the Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee related to the Transaction.

•	The phrase “Flood Zone Determination” refers to the standard flood hazard determination form indicating “Yes” or “No” for the special flood hazard area.

•	The phrase “FM UW Schedule” refers to the historical and pro-forma cash flow statements prepared by the Freddie Mac underwriting team.

•	The phrase “FRE Form 1115” refers to the borrower certificate of financial conditions.

•	The phrase “Ground Lease” refers to the signed ground lease agreement, ground lease estoppel, and/or any assumptions or riders thereof.

•	The phrase “Guaranty Agreement” refers to the guaranty, and/or any riders or assumptions thereof.

•	The phrase “Insurance Summary” refers to the Certificate of Insurance and/or Evidence of Property Insurance for the Collateral, indicating a “Yes” or “No” for each insurance field.

•	The phrase “Investment Brief” refers to the Freddie Mac underwriting file.

•	The phrase “Legal Affordability Summary Report” refers to the listing, which summarizes the regulatory agreements.

•	The phrase “Letter of Credit Agreement” refers to the signed original letter of credit, release of letter of credit and letter of credit agreement.

•	The phrase “List of All Escrows” refers to the settlement escrow summary.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•	The phrase “Loan Agreement” refers to the signed loan agreement, other security agreements, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “MSA Report” refers to the listing, which summarizes the metropolitan statistical area for each property.

•	The phrase “Non-Consolidation Opinion” refers to the opinion of counsel indicating a non-consolidation requirement.

•	The phrase “Promissory Note” refers to the promissory note, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Property Inspection and Lease Audit” refers to the property inspection and lease audit document.

•	The phrase “Property Management Agreement” refers to the assignment of property management agreement or original property management agreement and/or any riders thereof.

•	The phrase “Rent Roll” refers to the rent roll document.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Senior Loan Documents” refers to the senior lien loan agreement, senior lien mortgage note, or any other document related to the respective loan’s senior debt.

•	The phrase “Servicing Report” refers to the servicing statements combined by the Company.

•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the respective loan’s subordinate debt.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Zoning Report” refers to a signed zoning document.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A, Exhibit B and Exhibit C. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data file(s) based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 15, 2025 through February 18, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

•	Applied Methodologies to certain Specified Attributes, as detailed in Exhibit C.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

February 18, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

Freddie Mac Structured Pass-Through Certificates, Series K-169

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B - Recalculation Methodology

Exhibit C - Methodologies Provided by the Company

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Annex #	None - Company Provided	None
2	Loan Group	None - Company Provided	None
3	Freddie Mac Loan Number	Commitment Letter; Promissory Note; Loan Agreement; Investment Brief	None
4	Property Name	None - Company Provided	None
5	Optigo Lender	Promissory Note; Loan Agreement	None
6	Address (Street)	Appraisal Report; Engineering Report	None
7	City	Appraisal Report; Engineering Report	None
8	County	Appraisal Report; Engineering Report	None
9	State	Appraisal Report; Engineering Report	None
10	Metropolitan Statistical Area	MSA Report	None
11	Zip Code	Appraisal Report; Engineering Report	None
12	Property Type	Appraisal Report	None
13	Property Sub-Type	Appraisal Report; Property Inspection and Lease Audit; Investment Brief; Loan Agreement	None
14	Cut-off Date	None - Company Provided	None
15	Original Principal Balance	Promissory Note	None
16	Cut-off Balance	Recalculation; Servicing Report	None
17	Maturity Balance	Recalculation	$1.00
18	% of Cut-off Date Pool Balance	Recalculation	None
19	% of Cut-off Date Loan Group Balance	Recalculation	None
20	Note Date	Promissory Note	None
21	Note Rate	Promissory Note	None
22	Rate Type	Promissory Note	None
23	Interest Calculation	Promissory Note	None
24	Monthly Debt Service	Promissory Note	None
25	Monthly Debt Service (IO)	Recalculation	None
26	First Payment Date	Promissory Note	None
27	Maturity Date	Promissory Note	None
28	Payment Date	Promissory Note	None
29	Late Charge Grace Period (# of days)	Promissory Note	None
30	Amortization Type	Promissory Note	None
31	Original Amortization Term (months)	Promissory Note	None
32	Original Loan Term (months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
33	Remaining Amortization	Recalculation	None
34	Remaining Term	Recalculation	None
35	Seasoning as of Cut Off Date	Recalculation	None
36	Interest Only Term	Recalculation	None
37	Prepay Provision Description	Promissory Note; Loan Agreement	None
38	Defease To Maturity (Y/N)	Loan Agreement	None
39	Partial Defeasance Permitted (Y/N)	Loan Agreement	None
40	Appraised Value	Appraisal Report	None
41	Appraised Value Type	Appraisal Report	None
42	Appraisal Firm	Appraisal Report	None
43	Appraisal Date	Appraisal Report	None
44	Year Built	Appraisal Report; Engineering Report	None
45	Year Renovated	Appraisal Report; Engineering Report	None
46	Number of Units	Rent Roll; Appraisal Report; Investment Brief; Loan Agreement	None
47	Affordable LI Units (<=80% AMI)	CRA Report	None
48	Affordable LI Units (<=60% AMI)	CRA Report	None
49	Affordable VLI Units (<=50% AMI)	CRA Report	None
50	Unit of Measure	Rent Roll; Investment Brief; Appraisal Report; Loan Agreement	None
51	Cut-off Balance Per Unit	Recalculation	None
52	# Units - Commercial	Investment Brief; Appraisal Report	None
53	Elevator (Y/N)	Appraisal Report; Engineering Report	None
54	FIRREA Eligible (Y/N)	Appraisal Report	None
55	Zoning Status	Zoning Report; Appraisal Report	None
56	Lien Position	Title Policy	None
57	Fee Simple/Leasehold	Loan Agreement	None
58	Ground Lease Rent	Ground Lease	$1.00
59	Ground Lease Expiration Date	Ground Lease	None
60	Ground Lease Expiration Date w/ Extensions	Ground Lease	None
61	LTV at Cutoff	Recalculation	0.10%
62	LTV at Maturity	Recalculation	0.10%
63	U/W EGI	FM UW Schedule	$1.00
64	U/W Expenses	FM UW Schedule	$1.00
65	U/W NOI	Recalculation	$1.00
66	Underwritten Annual Reserves	FM UW Schedule	$1.00
67	U/W NCF	Recalculation	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
68	U/W DSCR (NCF)	Recalculation	0.01
69	U/W IO DSCR (NCF)	Recalculation	0.01
70	Most Recent Period Ending	FM UW Schedule	None
71	Most Recent EGI	FM UW Schedule	$1.00
72	Most Recent Expenses	FM UW Schedule	$1.00
73	Most Recent NOI	Recalculation	$1.00
74	Most Recent NCF	FM UW Schedule	$1.00
75	Most Recent DSCR (NCF)	Recalculation	0.01
76	2nd Most Recent Period Ending	FM UW Schedule	None
77	2nd Most Recent EGI	FM UW Schedule	$1.00
78	2nd Most Recent Expenses	FM UW Schedule	$1.00
79	2nd Most Recent NOI	Recalculation	$1.00
80	2nd Most Recent NCF	FM UW Schedule	$1.00
81	2nd Most Recent DSCR (NCF)	Recalculation	0.01
82	3rd Most Recent Period Ending	FM UW Schedule	None
83	3rd Most Recent EGI	FM UW Schedule	$1.00
84	3rd Most Recent Expenses	FM UW Schedule	$1.00
85	3rd Most Recent NOI	Recalculation	$1.00
86	3rd Most Recent NCF	FM UW Schedule	$1.00
87	3rd Most Recent DSCR (NCF)	Recalculation	0.01
88	Occupancy Rate	Recalculation	0.10%
89	Occupancy as of Date	Rent Roll	None
90	Monthly Rent per Unit	Recalculation	$5.00
91	Tenant Concentration Type	Property Inspection and Lease Audit; Investment Brief; Loan Agreement; Appraisal	None
92	% of Tenant Concentration	Property Inspection and Lease Audit; Investment Brief; Loan Agreement; Appraisal	0.10%
93	Non-Compliance Provisions (Y/N)	Loan Agreement	None
94	Regulatory Agreement (Y/N)	Legal Affordability Summary Report; Loan Agreement	None
95	Rental Subsidy Indicator (Y/N)	None - Company Provided	None
96	Rental Subsidy Type	None - Company Provided	None
97	Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Legal Affordability Summary Report	None
98	Type of Regulatory Agreement	Legal Affordability Summary Report	None
99	Description of Regulatory Agreement(s)	Legal Affordability Summary Report	None
100	% Units with Income Restrictions	Legal Affordability Summary Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
101	% Units with Rent Restrictions	Legal Affordability Summary Report	None
102	HAP Maturity Date	Legal Affordability Summary Report	None
103	Condo Ownership (% or N/A)	Loan Agreement	None
104	Amount Sq. Ft - Commercial	Appraisal Report; Investment Brief; Rent Roll	None
105	% of GPR from Commercial Rental Income	Recalculation	None
106	Environmental Firm	Environmental Report	None
107	Phase I Environmental Report Date	Environmental Report	None
108	Phase II Recommended (Y/N)	Environmental Report; Engineering Report	None
109	Phase II Performed (Y/N)	Environmental Report; Engineering Report	None
110	Phase II Environmental Report Date	Environmental Report	None
111	Environmental Cost to Cure (Phase I plus Phase II)	Environmental Report	None
112	Engineering Firm	Engineering Report	None
113	Engineering Report Date	Engineering Report	None
114	Immediate Repairs Cost Estimate	Engineering Report	None
115	Replacement Reserves Cost Estimate per Year	Engineering Report	None
116	Seismic Firm	Seismic Report	None
117	Seismic Report Date	Seismic Report	None
118	Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)	Engineering Report; Seismic Report	None
119	PML Report Required (Y/N)	Engineering Report; Seismic Report	None
120	PML (%)	Seismic Report	None
121	Green Advantage	Loan Agreement; CRA Report	None
122	Tax Reserve - Current Balance ($ or N/A)	Servicing Report	$1.00
123	Tax Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report; List of All Escrows	$1.00
124	Tax Reserve - Contractual Payment ($ or N/A)	Loan Agreement; Servicing Report; List of All Escrows	$1.00
125	Insurance Reserve - Current Balance ($ or N/A)	Servicing Report	$1.00
126	Insurance Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report; List of All Escrows	$1.00
127	Insurance Reserve - Contractual Payment ($ or N/A)	Loan Agreement; Servicing Report; List of All Escrows	$1.00
128	Engineering Reserve - Current Balance ($ or N/A)	Servicing Report	$1.00
129	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
130	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement; Servicing Report	$1.00
131	Replacement Reserve - Current Balance ($ or N/A)	Servicing Report	$1.00
132	Replacement Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report	$1.00
133	Replacement Reserve - Contractual Payment ($ or N/A)	Loan Agreement; Servicing Report	$1.00
134	Replacement Reserve - Contractual - Cap ($ or N/A)	Loan Agreement; Servicing Report	$1.00
135	Other Reserve - Current Balance ($ or N/A)	Servicing Report	$1.00
136	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement; Servicing Report; List of All Escrows	$1.00
137	Other Reserve Description	Loan Agreement; Servicing Report; List of All Escrows	None
138	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement; Servicing Report; List of All Escrows	$1.00
139	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement; Servicing Report; List of All Escrows	$1.00
140	Springing Reserve Name	Loan Agreement; Servicing Report	None
141	Springing Reserve Amount ($ or N/A)	Loan Agreement; Servicing Report	$1.00
142	Springing Reserve Description	Loan Agreement; Servicing Report	None
143	Letter of Credit Amount	Loan Agreement; Letter of Credit Agreement	$1.00
144	Letter of Credit Description	Loan Agreement; Letter of Credit Agreement	None
145	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement	None
146	Specify Accounts for Escrows/Reserves LOC	Loan Agreement	None
147	Environmental Insurance (Y/N)	Insurance Summary	None
148	Environmental Insurance Expiration Date	None - Company Provided	None
149	Environmental Insurance Carrier (Name or N/A)	None - Company Provided	None
150	Environmental Insurance Carrier Rating	None - Company Provided	None
151	Environmental Insurance Coverage ($ or N/A)	None - Company Provided	None
152	Flood Insurance (Y/N)	Insurance Summary; Flood Zone Determination	None
153	Windstorm Insurance (Y/N)	Insurance Summary	None
154	Earthquake Insurance Required (Y/N)	Seismic Report; Insurance Summary	None
155	Terrorism Insurance (Y/N)	Insurance Summary	None
156	Terrorism Insurance Expiration Date	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
157	Terrorism Insurance Coverage ($ or N/A)	None - Company Provided	None
158	Terrorism Insurance Deductible ($ or N/A)	None - Company Provided	None
159	Terrorism Insurance Carrier (Name or N/A)	None - Company Provided	None
160	Terrorism Insurance Carrier Rating	None - Company Provided	None
161	Property Insurance Coverage (Y/N)	Insurance Summary	None
162	Property Insurance Expiration Date	None - Company Provided	None
163	Property Insurance Carrier (Name or N/A)	None - Company Provided	None
164	Property Insurance Carrier Rating	None - Company Provided	None
165	Property Insurance Coverage ($ or N/A)	None - Company Provided	None
166	Property Insurance Deductible ($ or N/A)	None - Company Provided	None
167	Liability Insurance Coverage (Y/N)	Insurance Summary	None
168	Liability Insurance Expiration Date	None - Company Provided	None
169	Liability Insurance Carrier (Name or N/A)	None - Company Provided	None
170	Liability Insurance Carrier Rating	None - Company Provided	None
171	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	None - Company Provided	None
172	Liability Insurance Deductible ($ or N/A)	None - Company Provided	None
173	Cash Management (Description or N/A)	Loan Agreement; Cash Management Agreement	None
174	Lockbox (Y/N)	Loan Agreement; Cash Management Agreement	None
175	Additional Financing In Place (existing) (Y/N)	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
176	Additional Financing Amount (existing)	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
177	Additional Financing Description (existing)	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
178	CDCR (Combined DCR)	Recalculation	0.01
179	CLTV (Combined LTV)	Recalculation	0.10%
180	Future Mezzanine Debt (Y/N)	Loan Agreement	None
181	Future Secondary Financing (Y/N)	Loan Agreement	None
182	Future Secondary Financing Description	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
183	Substitution Permitted (Y/N)	Loan Agreement; Cross Collateralization Agreement	None
184	Number of Properties per Loan	Loan Agreement; Appraisal Report	None
185	Collateral Release Price ($ or N/A)	Cross Collateralization Agreement; Loan Agreement	$1.00
186	Crossed Loans	Cross Collateralization Agreement; Loan Agreement	None
187	Release (Y or N or N/A)	Cross Collateralization Agreement; Loan Agreement	None
188	Release Provisions (Description or N/A)	Cross Collateralization Agreement; Loan Agreement	None
189	Loan Purpose	Loan Agreement; Investment Brief	None
190	Borrowing Entity	Promissory Note; Loan Agreement	None
191	Entity Type	Promissory Note; Loan Agreement	None
192	State of Organization	Promissory Note; Loan Agreement	None
193	Borrower Principal	None - Company Provided	None
194	Affiliated Borrowers Group Name	Recalculation	None
195	Borrower Type	Loan Agreement	None
196	Tenants In Common (Y/N)	Loan Agreement	None
197	Delaware Statutory Trust (Y/N)	Loan Agreement	None
198	Independent Director (Y/N)	Loan Agreement	None
199	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion; Commitment Letter	None
200	Assumption Fee	Loan Agreement	None
201	Recourse(Y/N)	Promissory Note; Loan Agreement	None
202	Recourse Description	Promissory Note; Loan Agreement	None
203	Bad Boy Indemnitor / Guarantor	Guaranty Agreement	None
204	Environmental Indemnitor (Name or N/A)	Recalculation	None
205	Environmental Carveout (Y/N)	Promissory Note; Loan Agreement	None
206	Fraud Carveout (Y/N)	Promissory Note; Loan Agreement	None
207	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note; Loan Agreement	None
208	Voluntary Bankruptcy Carveout (Y/N)	Promissory Note; Loan Agreement	None
209	Waste Carveout (Y/N)	Promissory Note; Loan Agreement	None
210	Borrower/Principal Liquid Assets	None - Company Provided	None
211	Borrower/Principal Net Worth	None - Company Provided	None
212	Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115	None
213	Bankruptcy Description (Chapter # or N/A)	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
214	Management Company	Property Management Agreement; Loan Agreement	None
215	Primary Servicing Fee	Commitment Letter	None
216	Master Servicing Fee	Fee Schedule	None
217	Trustee Fee	Fee Schedule	None
218	Master Servicing Surveillance Fee	Fee Schedule	None
219	Special Servicing Surveillance Fee	Fee Schedule	None
220	CREFC Royalty Fee	Fee Schedule	None
221	Administration Fee	Recalculation	None
222	Net Mortgage Rate	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
16	Cut-off Balance	The cut-off balance, as stated in the Servicing Report; or

For loans not reported on the Servicing Report, a recalculation in which the loan’s amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the Cut-off Date based upon the respective loan’s Original Principal Balance, Monthly Debt Service, Original Loan Term (months), Interest Calculation and Note Rate. For the purpose of this recalculation, we were instructed by the Company to assume all scheduled payments of principal and/or interest are made and that there are no prepayments or other unscheduled collections.
17	Maturity Balance	A recalculation in which the loan’s amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s Original Principal Balance, Monthly Debt Service, Original Loan Term (months), Interest Calculation and Note Rate. For the purpose of this recalculation, we were instructed by the Company to assume all scheduled payments of principal and/or interest are made and that there are no prepayments or other unscheduled collections.
18	% of Cut-off Date Pool Balance	A recalculation in which the respective loan’s Cut-off Balance was divided by the aggregate Cut-off Balance of the Mortgage Loan Assets.
19	% of Cut-off Date Loan Group Balance	A recalculation in which the respective loan’s Cut-off Balance was divided by the aggregate Cut-off Balance of the Mortgage Loan Assets within its Loan Group.
25	Monthly Debt Service (IO)	A recalculation in which the respective loan’s amortization schedule was recalculated. For each loan, we computed the interest only monthly debt service payment based upon the respective loan’s Original Principal Balance, Note Rate, Interest Calculation, and Interest Only Term. “N/A”, if there is no interest only period.
32	Original Loan Term (months)	A recalculation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Maturity Date were counted.
33	Remaining Amortization	A recalculation in which the number of months of Seasoning as of Cut-off Date that exceed the Interest Only Term was deducted from the Original Amortization Term (months).
34	Remaining Term	A recalculation in which the respective loan’s Seasoning as of Cut-off Date was deducted from the corresponding Original Loan Term (months).
35	Seasoning as of Cut Off Date	A recalculation in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date were counted.
36	Interest Only Term	A recalculation in which the number of monthly payments occurring between the First Payment Date and the first payment date in which principal and interest shall be payable were counted.
51	Cut-off Balance Per Unit	A recalculation in which the respective loan’s Cut-off Balance was divided by the corresponding Number of Units.
61	LTV at Cutoff	A recalculation in which the respective loan’s Cut-off Balance was divided by the corresponding Appraised Value.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
62	LTV at Maturity	A recalculation in which the respective loan’s Maturity Balance was divided by the corresponding Appraised Value.
65	U/W NOI	A recalculation in which the U/W Expenses was subtracted from the U/W EGI.
67	U/W NCF	A recalculation in which the Underwritten Annual Reserves was subtracted from the U/W NOI.
68	U/W DSCR (NCF)	A recalculation in which the respective loan’s U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
69	U/W IO DSCR (NCF)	“N/A”, if the loan’s Monthly Debt Service (IO) was N/A; or

A recalculation in which the respective loan’s U/W NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service (IO) and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
73	Most Recent NOI	A recalculation in which the Most Recent Expenses was subtracted from the Most Recent EGI.
75	Most Recent DSCR (NCF)	A recalculation in which the respective loan’s Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
79	2nd Most Recent NOI	A recalculation in which the 2nd Most Recent Expenses was subtracted from the 2nd Most Recent EGI.
81	2nd Most Recent DSCR (NCF)	A recalculation in which the respective loan’s 2nd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
85	3rd Most Recent NOI	A recalculation in which the 3rd Most Recent Expenses was subtracted from the 3rd Most Recent EGI.
87	3rd Most Recent DSCR (NCF)	A recalculation in which the respective loan’s 3rd Most Recent NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service and any additional senior debt amortizing monthly debt service (if applicable) by twelve.
88	Occupancy Rate	A recalculation in which the total number of occupied units was divided by the property’s total Number of Units. For the purposes of computing the occupied units, the Company instructed that if a unit contained two beds, the unit was considered occupied if one or more of the beds was occupied per the rent roll.
90	Monthly Rent per Unit	A recalculation in which the sum of the actual rate and subsidy actual rate was divided by the Number of Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model and down units) to the estimated market rental rate was added to the monthly rental income.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
105	% of GPR from Commercial Rental Income	A recalculation in which the gross potential commercial rental income was divided by the property’s total gross potential rental income (residential plus commercial).
178	CDCR (Combined DCR)	A recalculation in which the respective loan’s U/W NCF was divided by the sum of the corresponding annual debt service payment for the loan and the annual debt service payment related to the Additional Financing Amount (existing), excluding any unsecured financing and soft pay debt. The combined annual debt service payments were calculated by multiplying the sum of the respective loan’s Monthly Debt Service and the monthly debt service of the Additional Financing Amount (existing), excluding unsecured financing and soft pay debt, by twelve.
179	CLTV (Combined LTV)	A recalculation in which the sum of the respective loan’s Cut-off Balance and the Additional Financing Amount (existing), excluding unsecured financing and soft pay debt, was divided by the Appraised Value of the corresponding mortgaged property.
194	Affiliated Borrowers Group Name	A recalculation in which borrower relationships were identified based on shared Borrower Principal names. Related groups were then assigned numbers based on the aggregate Cut-off Balance of the related group (starting with Group 1 being largest).
204	Environmental Indemnitor (Name or N/A)	A recalculation in which this attribute is set equal to Bad Boy Indemnitor / Guarantor.
221	Administration Fee	A recalculation in which the Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee, and CREFC Royalty Fee are summed.
222	Net Mortgage Rate	A recalculation in which the Administration Fee was deducted from the Note Rate.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

Freddie Mac Structured Pass-Through Certificates, Series K-169	EXHIBIT C
Methodologies provided by the Company

Exhibit C – Methodologies (as provided by the Company)

#	Specified Attribute	Methodology
6	Address (Street)	We were instructed by the Company to show only the primary address even if multiple were listed in the Appraisal Report or Engineering Report.
41	Appraised Value Type	We were instructed by the Company to only show “As-Is” and “As-Stabilized”.
47; 48; 49	Affordable LI Units (<=80% AMI); Affordable LI Units (<=60% AMI); Affordable VLI Units (<=50% AMI)	We were instructed by the Company to show the units rounded down to a whole number.
51; 61; 62; 68; 69; 75; 81; 87	Cut-off Balance Per Unit; LTV at Cutoff; LTV at Maturity; U/W DSCR (NCF); U/W IO DSCR (NCF); Most Recent DSCR (NCF); 2nd Most Recent DSCR (NCF); 3rd Most Recent DSCR (NCF)	All Mortgage Loan Assets with the same Crossed Loans description were considered to be a crossed collateralized group (a “Crossed Loan Group”). All Mortgage Loan Assets in the Crossed Loan Group are treated as having the same Cut-off Balance Per Unit, LTV at Cutoff, LTV at Maturity, U/W DSCR (NCF), U/W IO DSCR (NCF), Most Recent DSCR (NCF), 2nd Most Recent DSCR (NCF), and 3rd Most Recent DSCR (NCF). These Specified Attributes, except for the Cut-off Balance Per Unit, reflect, in each case, a weighted average of the respective individual ratio for each loan in the Crossed Loan Group, weighted based on the Cut-off Balance for such loan relative to the aggregate Cut-off Balance for all of the loans in the Crossed Loan Group. The Cut-off Balance Per Unit for the loans in the Crossed Loan Group is based on the aggregate Cut-off Balance for all of the loans in the Crossed Loan Group and the aggregate Number of Units of all of the properties securing such loans.
106; 107	Environmental Firm; Phase I Environmental Report Date	We were instructed by the Company to show “N/A (Physical Risk Report)” if an Environmental Report was not included in the Loan File and an Engineering Report (that is a physical risk report) is included in the Loan File.
111	Environmental Cost to Cure (Phase I plus Phase II)	We were instructed by the Company to show "$0" if the aggregate costs did not exceed $5,000 and to show “N/A” if an Environmental Report was not included in the Loan File.
119	PML Report Required (Y/N)	We were instructed by the Company to show “No” when the Property Sub-Type is identified as “Manufactured Housing Community” or “MHC Age Restricted”.
154	Earthquake Insurance Required (Y/N)	We were instructed by the Company to show “No” if PML (%) is less than 20%.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18